Note 7 - Reserve for Warrants (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of warrants activity [ text block]
Year ended	August 31, 2018	August 31, 2017
Balance at beginning of year	$1,248,037	$941,037
Agent warrants issued on private placement	—	92,000
Reversal of warrant liability upon change of functional currency to USD	—	215,000
Balance at end of year	$1,248,037	$1,248,037